Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition - ZAP Group [Member]
$ in Thousands
Mar. 31, 2008 USD ($)
Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of estimated fair values of the assets acquired and liabilities at the date of acquisition [Line Items]
Net assets excluding cash acquired	$ (7,171)
Other long-term assets	8,735
Other long-term liabilities	(4,565)
Customer relationships	39,152
Trade names	8,642
Deferred tax liabilities	(10,984)
Non-controlling interests in acquiree’s subsidiary	(1,384)
Goodwill	33,400
Total assets acquired net of acquired cash	$ 65,825